(PIMCO Global Multi-Asset Fund)
PIMCO Funds

Supplement Dated March 8, 2013 to the
Strategic Markets Class A, Class B, Class C and Class R Prospectus and
Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

The following changes are effective immediately.

The "Investment Objective" section of the PIMCO Global Multi-Asset Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.
The following is added before the first sentence of the second paragraph of the "Performance Information" section of the PIMCO Global Multi-Asset Fund's Fund Summary in each Prospectus:

Effective March 8, 2013, the Fund's secondary index is the 1 Month USD LIBOR Index +5%. The 1 Month USD LIBOR Index +5% benchmark is created by adding 5% to the annual return of 1 Month USD LIBOR Index. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England's Eurodollar market. The Fund's new secondary index was selected as its use is more closely aligned with the Fund's investment philosophy and investment objective. Prior to March 8, 2013, the Fund's secondary benchmark was the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

The following disclosure is added above the row relating to the 60% MSCI World Index/40% Barclays U.S. Aggregate Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Global Multi-Asset Fund's Fund Summary in each Prospectus:

Average Annual Total Returns (PIMCO Global Multi-Asset Fund)	1 Year	Since Inception (10/29/2008)
1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)	5.24%	5.40%